Customer accounts and amounts due to banks	12 Months Ended
Dec. 31, 2018
Customer accounts and amounts due to banks
Customer accounts and amounts due to banks

19.Customer accounts and amounts due to banks

As of December 31, 2018 and 2017, customer accounts and amounts due to banks consisted of the following:

	As of	As of
	December 31,	December 31,
	2017	2018
Due to banks	1,390	1,391
Due to individuals	110	10,844
Due to legal entities	1,571	3,767
Term deposits	111	2,103
Total customer accounts and amounts due to banks	3,182	18,105
Including long-term deposits	—	237

Customer accounts and amounts due to banks bear interest of up to 6%.